Secured Revolving Credit Facility (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Aug. 17, 2017
Interest expense	$ 46	$ 86	$ 172	$ 302
Interest expense included in accrued expenses	512		396	218
Loan Agreement [Member] | Tech Capital, LLC [Member]
Maximum secured revolving credit facility					$ 1,000
Principal balance of line of credit	$ 906		$ 991	711
Loan agreement, term	12 months		12 months
Line of credit interest rate	9.00%		9.00%
Interest expense	$ 11	$ 6	$ 22	29
Interest expense included in accrued expenses				17
Debt issuance costs				12
Loan Agreement [Member] | Tech Capital, LLC [Member] | Revolving Credit Facility [Member]
Interest expense included in accrued expenses	$ 3		$ 2	$ 4
Loan Agreement [Member] | Tech Capital, LLC [Member] | Prime Rate [Member]
Line of credit interest rate	3.50%		3.50%
Loan Agreement [Member] | Tech Capital, LLC [Member] | Prime Rate [Member] | Maximum [Member]
Line of credit interest rate	4.25%		4.25%